Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 818,000
Previously Paid Amount	0.00
Total Fee Amount	112.97
Total Offset Amount	0.00
Net Fee	112.97
Narrative - Max Aggregate Offering Price	$ 818,000
Final Prospectus	true